Condensed Consolidating Financial Information Condensed Consolidating Financial Information ( Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Income	$ 197,000,000		$ 476,000,000		$ 941,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(309,000,000)		35,000,000		91,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,000,000)		(3,000,000)		35,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax					(22,000,000)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1,000,000)		0		4,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(46,000,000)		(16,000,000)		(2,000,000)
Other Comprehensive Income (Loss), Net of Tax	(358,000,000)		16,000,000		106,000,000
Comprehensive (loss)/income	(161,000,000)		492,000,000		1,047,000,000
Less: Comprehensive loss attributable to noncontrolling interest	0		(1,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			493,000,000		1,048,000,000
Dividends for preferred shares	9,000,000		9,000,000		33,000,000
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	(170,000,000)		484,000,000		1,015,000,000
Non-Guarantor Subsidiaries
Net Income	17,000,000		34,000,000		124,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(27,000,000)		(11,000,000)		11,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,000,000)		(6,000,000)		29,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax					(22,000,000)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0				0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0		0		0
Other Comprehensive Income (Loss), Net of Tax	(29,000,000)		(17,000,000)		18,000,000
Comprehensive (loss)/income	(12,000,000)		17,000,000		142,000,000
Less: Comprehensive loss attributable to noncontrolling interest			0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			17,000,000		142,000,000
Dividends for preferred shares	0		0		0
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	(12,000,000)		17,000,000		142,000,000
NRG Energy, Inc.
Net Income	197,000,000		477,000,000		942,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(345,000,000)		10,000,000		99,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	0		3,000,000		6,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax					0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1,000,000)				4,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(12,000,000)		3,000,000		(3,000,000)
Other Comprehensive Income (Loss), Net of Tax	(358,000,000)		16,000,000		106,000,000
Comprehensive (loss)/income	(161,000,000)		493,000,000		1,048,000,000
Less: Comprehensive loss attributable to noncontrolling interest			0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			493,000,000		1,048,000,000
Dividends for preferred shares	9,000,000		9,000,000		33,000,000
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	(170,000,000)		484,000,000		1,015,000,000
Eliminations
Net Income	(617,000,000)	[1]	(1,016,000,000)	[1]	(1,669,000,000)	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	366,000,000	[1]	15,000,000	[1]	(83,000,000)	[1]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	0	[1]	0	[1]	0	[1]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax					0	[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	[1]			0	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	0	[1]	0	[1]	0	[1]
Other Comprehensive Income (Loss), Net of Tax	366,000,000	[1]	15,000,000	[1]	(83,000,000)	[1]
Comprehensive (loss)/income	(251,000,000)	[1]	(1,001,000,000)	[1]	(1,752,000,000)	[1]
Less: Comprehensive loss attributable to noncontrolling interest			0		0	[1]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			(1,001,000,000)	[1]	(1,752,000,000)	[1]
Dividends for preferred shares	0	[1]	0	[1]	0	[1]
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	(251,000,000)	[1]	(1,001,000,000)	[1]	(1,752,000,000)	[1]
Guarantor Subsidiaries
Net Income	600,000,000		981,000,000		1,544,000,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(303,000,000)		21,000,000		64,000,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	0		0		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax					0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0				0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(34,000,000)		(19,000,000)		1,000,000
Other Comprehensive Income (Loss), Net of Tax	(337,000,000)		2,000,000		65,000,000
Comprehensive (loss)/income	263,000,000		983,000,000		1,609,000,000
Less: Comprehensive loss attributable to noncontrolling interest			(1,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			984,000,000		1,610,000,000
Dividends for preferred shares	0		0		0
Comprehensive (loss)/income, Net of Tax, Available for Common Stockholders	$ 263,000,000		$ 984,000,000		$ 1,610,000,000

[1]	All significant intercompany transactions have been eliminated in consolidation.